Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Significant Of Accounting Policies [Line Items]
Impairment loss on goodwill	$ 0	$ 0	$ 0
Impairment losses	$ 0	2,000	0
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Business tax and VAT	$ 52,993,000	45,664,000	39,909,000
Total advertising expenses	39,753,000	38,295,000	41,952,000
Government subsidies received	494,000	1,230,000	1,437,000
Aggregate amounts denominated in RMB	747,762,000	512,887,000
Amount transfer from level 1 to level 2	0
Amount transfer from level 1 to level 2	0
Impairment loss related to investments, goodwill and intangible assets	$ 0	$ 2,000	$ 0
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Available-for-sale securities
Significant Of Accounting Policies [Line Items]
Transfer from level 2 fair value measurements	$ 63,881,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	97.70%	97.90%	98.40%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years